Cover Page	Sep. 09, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2020
Entity Registrant Name	PACIRA BIOSCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35060
Entity Tax Identification Number	51-0619477
Entity Address, Address Line One	5 Sylvan Way, Suite 300
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	254-3560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PCRX
Security Exchange Name	NASDAQ
Entity Central Index Key	0001396814
Amendment Flag	false